Shareholder Report, Holdings (Details) - C000231758	Oct. 31, 2024
U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	92.90%